Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	$ 118,119,148	$ 128,758,122
After 1 Year, Within 2 Years	26,189,318	27,550,051
After 2 Years, Within 3 Years	7,148,260	10,555,458
After 3 Years, Within 4 Years	2,815,491	10,847,730
After 4 Years, Within 5 Years	3,089,709	2,813,696
Time Deposits	$ 157,361,926	$ 180,525,057